8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2016	2015
Current tax provision:
Federal	$–	$–

Deferred tax provision (benefit):
Federal	(16,541)	(46,044)
Change in valuation allowance	16,541	46,044

Total provision for income tax	$–	$–

Reconciliation of income tax expense
	2016	2015
Expected tax at 15%	$(16,541)	$(46,044)
Change in valuation allowance	16,541	46,044
Provision for income taxes	$–	$–